ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES - Accrued expenses and other payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES.
Consideration payables for acquisitions	¥ 291,650	¥ 309,850
Accrued payroll and welfare benefits	219,257	204,047
Accrued interest expenses	111,683	125,090
Income tax payable	126,454	118,605
Other tax payables	43,382	44,500
Accrued debt issuance costs and other financing costs	5,798	32,372
Others	407,228	454,142
Total accrued expenses and other payables	¥ 1,205,452	¥ 1,288,606